Discontinued Operations - Summary of Discontinued Operations (Statements of Profit or Loss) (Parenthetical) (Details)	12 Months Ended
Jun. 30, 2020 AUD ($)
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cumulative gain of recycled from foreign currency translation reserve to profit and loss	$ 496,811